Quarterly Holdings Report
for
Fidelity® Limited Term Bond ETF
May 31, 2026
T13-NPRT3-0726
1.9862237.111
Asset-Backed Securities - 8.8%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
Hartwick Park CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8352% 1/20/2037 (c)(d)(j)	990,000	989,683
Neuberger Berman Loan Advisers Nbla CLO 50 Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.7061% 7/23/2036 (c)(d)(j)	1,430,000	1,430,698
Valley Stream Park CLO Ltd / Valley Stream Park CLO LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.8652% 1/20/2037 (c)(d)(j)	550,000	550,137
TOTAL BAILIWICK OF JERSEY		2,970,518
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (j)	22,402	22,484
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (j)	38,761	39,094
TOTAL CANADA		61,578
GRAND CAYMAN (UK OVERSEAS TER) - 4.5%
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.8795% 4/16/2037 (c)(d)(j)	1,229,000	1,229,363
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9831% 7/15/2038 (c)(d)(j)	500,000	501,462
Bain Capital Credit CLO Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8252% 4/20/2034 (c)(d)(j)	1,210,000	1,210,230
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 4.8152% 1/20/2036 (c)(d)(j)	600,000	599,816
Benefit Street Partners CLO XXII Ltd Series 2025-22A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8252% 4/20/2035 (c)(d)(j)	780,000	780,465
Benefit Street Partners CLO XXV Ltd Series 2025-25A Class A1R, CME Term SOFR 3 month Index + 1%, 4.6731% 1/15/2035 (c)(d)(j)	486,000	486,001
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (j)	314,824	299,039
Buckhorn Park CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7452% 7/18/2034 (c)(d)(j)	421,000	421,295
CIFC Funding Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 0.97%, 4.6452% 4/19/2035 (c)(d)(j)	1,000,000	997,415
Dryden 68 CLO Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.7731% 7/15/2035 (c)(d)(j)	375,000	375,281
Flatiron CLO 28 Ltd / Flatiron CLO LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7531% 7/15/2036 (c)(d)(j)	1,009,000	1,009,000
Flatiron CLO Ltd Series 2025-1A Class AR2, CME Term SOFR 3 month Index + 1.18%, 4.8289% 11/16/2034 (c)(d)(j)	378,206	378,466
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (j)	250,000	250,450
Invesco CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.7436% 10/22/2034 (c)(d)(j)	650,000	650,082
Madison Park Funding XLV Ltd / Madison Park Funding XLV LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7531% 7/15/2034 (c)(d)(j)	372,000	372,103
Magnetite XXII Ltd / Magnetite XXII LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 4.9231% 7/15/2036 (c)(d)(j)	311,000	311,118
Magnetite XXIII Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.6566% 1/25/2035 (c)(d)(j)	1,430,000	1,430,533
OCP CLO Series 2025-11A Class XR, CME Term SOFR 3 month Index + 0.95%, 4.6166% 7/26/2038 (c)(d)(j)	329,000	328,990
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0052% 7/20/2038 (c)(d)(j)	431,000	431,256
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6131% 7/15/2033 (c)(d)(j)	795,780	795,756
Palmer Square Loan Funding Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1%, 4.6944% 7/15/2034 (c)(d)(j)	800,000	801,282
Pstat Series 2026-2A Class A1R, CME Term SOFR 3 month Index + 0.82%, 4.4931% 1/15/2033 (c)(d)(j)	1,194,922	1,194,884
RR Ltd Series 2025-16A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.7231% 7/15/2036 (c)(d)(j)	1,380,000	1,380,900
SLAM Ltd / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/2046 (j)	1,102,929	1,047,808
Voya CLO Ltd / Voya CLO LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9252% 4/20/2035 (c)(d)(j)	250,000	250,218
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8752% 7/20/2032 (c)(d)(j)	204,550	204,708
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		17,737,921
UNITED STATES - 3.6%
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (j)	76,440	73,755
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (j)	122,797	116,768
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (j)	284,612	284,890
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (j)	520,000	517,114
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (j)	43,071	43,251
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (j)	100,000	101,178
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (j)	100,000	100,251
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (j)	315,000	310,916
Carvana Auto Receivables Trust Series 2025-P2 Class A3, 4.55% 8/12/2030	310,000	310,767
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	536,000	545,734
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (j)	35,120	35,277
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	90,107	90,556
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (j)	955,000	944,466
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (j)	134,325	132,820
DB Master Finance LLC Series 2026-1A, 0% 5/20/2056 (j)	160,000	160,000
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (j)	21,198	21,222
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (j)	100,000	100,275
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (j)	19,000	19,229
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (j)	994,875	991,026
Domino's Pizza Master Issuer LLC Series 2025-1A Class A2I, 4.93% 7/25/2055 (j)	730,000	723,964
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (j)	33,425	33,688
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (j)	206,000	207,459
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (j)	88,000	88,316
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (j)	260,000	261,838
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (j)	49,669	50,111
Flatiron CLO 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9204% 4/17/2036 (c)(d)(j)	541,000	541,149
Flatiron RR CLO 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.5831% 10/15/2034 (c)(d)(j)	1,390,000	1,389,308
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (j)	192,000	193,834
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	330,000	331,512
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	165,000	165,900
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (j)	100,000	100,659
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (j)	100,000	100,843
Marlette Funding Trust Series 2025-1A Class A, 4.75% 7/16/2035 (j)	15,295	15,305
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	235,385	235,564
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (j)	58,128	58,464
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (j)	295,000	295,185
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (j)	285,000	285,246
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (j)	135,000	134,520
Optn Series 2026-A Class A, 4.32% 1/9/2034 (j)	100,000	99,230
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (j)	205,000	204,485
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (j)	247,085	240,436
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (j)	158,396	160,252
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (j)	231,460	228,154
Porsche Financial Auto Securitization Trust Series 2023-2A Class A3, 5.79% 1/22/2029 (j)	34,693	34,884
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (j)	617,000	613,605
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A3, 4.35% 11/20/2029 (j)	977,000	974,409
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (j)	113,885	114,535
USAA Auto Owner Trust Series 2025-1A Class A3, 4.49% 6/17/2030 (j)	150,000	150,483
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	470,000	472,728
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (j)	97,645	98,464
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (j)	61,579	61,951
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (j)	583,919	584,071
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	183,142	183,598
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	100,000	99,110
TOTAL UNITED STATES		14,432,755
TOTAL ASSET-BACKED SECURITIES (Cost $35,279,236)		35,202,772

Bank Loan Obligations - 1.3%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 15% 6/30/2026 (b)(c)(d)(g)	6,337	6,337
Canacol Energy Ltd Tranche SECOND DIP, term loan CME Term SOFR 3 month Index + 16%, 15% 6/30/2026 (b)(c)(d)(g)	3,183	3,182

TOTAL COLOMBIA		9,519
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2112% 5/23/2030 (b)(c)(d)	64,626	63,922
LUXEMBOURG - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9496% 10/1/2032 (b)(c)(d)	79,800	71,222
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 11/15/2030 (b)(c)(d)	55,000	53,075
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1634% 11/15/2030 (b)(c)(d)	78,748	76,464

TOTAL SWITZERLAND		129,539
UNITED KINGDOM - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9158% 2/10/2031 (b)(c)(d)	80,000	80,140
UNITED STATES - 1.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3814% 3/29/2032 (b)(c)(d)	10,000	10,038
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 10/6/2032 (b)(c)(d)	49,875	49,844
		59,882
Entertainment - 0.0%
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.1433% 5/15/2031 (b)(c)(d)	80,000	79,517
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/24/2033 (b)(c)(d)(e)	35,000	35,106
		114,623
Media - 0.2%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2996% 6/18/2029 (b)(c)(d)	89,114	80,330
Discovery Global Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 5/27/2033 (b)(c)(d)(e)	30,000	30,051
EW Scripps Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.35%, 7.0671% 11/30/2029 (b)(c)(d)	35,303	34,262
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.0348% 12/31/2029 (b)(c)(d)	24,937	22,521
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.8203% 12/31/2030 (b)(c)(d)	124,460	111,858
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9848% 1/31/2029 (b)(c)(d)	111,748	111,120
Virgin Media Bristol LLC Tranche Q 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9916% 1/31/2029 (b)(c)(d)	60,000	57,367
		447,509
TOTAL COMMUNICATION SERVICES		622,014
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.0982% 1/28/2032 (b)(c)(d)	4,975	4,977
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 1/23/2032 (b)(c)(d)	92,602	93,015
Distributors - 0.0%
AIP RD Buyer Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 12/23/2030 (b)(c)(d)	80,000	78,722
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 12/29/2032 (b)(c)(d)	95,000	94,467
		173,189
Diversified Consumer Services - 0.0%
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1251% 8/19/2030 (b)(c)(d)	40,000	39,750
Hotels, Restaurants & Leisure - 0.2%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 1/29/2029 (b)(c)(d)	188,967	188,207
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3703% 1/28/2032 (b)(c)(d)	14,626	14,393
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9612% 6/1/2028 (b)(c)(d)	158,948	151,615
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 12/30/2026 (b)(c)(d)	34,360	30,237
		384,452
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9703% 6/29/2028 (b)(c)(d)	34,966	31,976
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4418% 10/1/2032 (b)(c)(d)	130,000	124,800
		156,776
Specialty Retail - 0.2%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4343% 6/6/2031 (b)(c)(d)	63,798	51,254
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.5843% 6/6/2031 (b)(c)(d)	49,621	43,940
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.668% 2/22/2033 (b)(c)(d)	55,000	54,460
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1918% 3/15/2031 (b)(c)(d)	4,988	4,966
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 4/30/2031 (b)(c)(d)	10,000	9,971
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 1/30/2031 (b)(c)(d)	19,412	19,360
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 2/10/2033 (b)(c)(d)	30,000	29,700
		213,651
TOTAL CONSUMER DISCRETIONARY		1,065,810
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6996% 9/20/2030 (b)(c)(d)	44,775	42,928
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (b)(c)(d)(f)(g)	8,672	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (b)(c)(d)(f)(g)	2,523	0
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(c)(d)(f)(g)	18,936	7,171
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6687% 7/9/2032 (b)(c)(d)	29,925	30,075
		37,246
TOTAL CONSUMER STAPLES		80,174
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (b)(c)(d)(f)	144,562	93,900
Financials - 0.1%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4081% 2/3/2032 (b)(c)(d)	73,887	73,816
Financial Services - 0.1%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 7/31/2031 (b)(c)(d)	39,575	38,863
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6416% 7/31/2031 (b)(c)(d)	79,662	78,382
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.3703% 2/16/2032 (b)(c)(d)	30,000	29,213
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (b)(g)	25,000	25,333
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1419% 2/20/2032 (b)(c)(d)	89,400	89,438
		261,229
Insurance - 0.0%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 11/6/2030 (b)(c)(d)	4,938	4,678
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 9/19/2031 (b)(c)(d)	48,956	48,755
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 2/23/2033 (b)(c)(d)	58,848	57,365
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 11/21/2029 (b)(c)(d)	53,769	53,769
		164,567
TOTAL FINANCIALS		499,612
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4022% 1/15/2031 (b)(c)(d)	79,525	79,783
Health Care Technology - 0.0%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 2/15/2029 (b)(c)(d)	24,047	24,017
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8703% 10/8/2030 (b)(c)(d)	283,548	273,506
TOTAL HEALTH CARE		377,306
Industrials - 0.1%
Aerospace & Defense - 0.0%
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 2/13/2033 (b)(c)(d)	10,000	10,023
Building Products - 0.0%
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.024% 4/12/2028 (b)(c)(d)	4,987	2,950
Commercial Services & Supplies - 0.1%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 12/21/2028 (b)(c)(d)	58,692	58,732
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9277% 9/4/2030 (b)(c)(d)	163,425	119,792
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.0961% 9/4/2030 (b)(c)(d)	53,749	55,040
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7687% 2/3/2033 (b)(c)(d)	110,000	108,659
		342,223
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4496% 4/10/2031 (b)(c)(d)	39,400	39,344
Machinery - 0.0%
Beach Acquisition Bidco LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.3823% 9/12/2032 (b)(c)(d)	4,988	5,007
Passenger Airlines - 0.0%
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 5/29/2033 (b)(c)(d)(e)	105,000	103,950
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4418% 4/1/2031 (b)(c)(d)	9,850	9,759
		113,709
TOTAL INDUSTRIALS		513,256
Information Technology - 0.1%
IT Services - 0.0%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9347% 2/10/2028 (b)(c)(d)	29,609	27,509
Software - 0.1%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 12/11/2028 (b)(c)(d)	93,507	92,185
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 8/13/2032 (b)(c)(d)	9,925	9,282
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 3.1992% 11/15/2031 (b)(c)(d)(h)	50,000	51,022
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 6/2/2028 (b)(c)(d)	34,366	30,702
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/31/2028 (b)(c)(d)	233,899	228,189
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 9/8/2032 (b)(c)(d)	100,000	100,042
		511,422
TOTAL INFORMATION TECHNOLOGY		538,931
Materials - 0.3%
Chemicals - 0.3%
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.4158% 11/24/2027 (b)(c)(d)	5,000	4,500
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7658% 11/24/2027 (b)(c)(d)	123,734	111,361
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 10/15/2032 (b)(c)(d)	59,850	59,685
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4136% 10/4/2029 (b)(c)(d)	93,760	93,237
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7246% 7/3/2028 (b)(c)(d)	134,290	127,950
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.5843% 3/15/2029 (b)(c)(d)	125,500	121,421
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 8/25/2031 (b)(c)(d)	114,698	113,551
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1203% 4/4/2033 (b)(c)(d)	60,000	59,925
Scih Salt Hldgs Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.3504% 1/31/2029 (b)(c)(d)	9,925	9,947
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1648% 9/30/2031 (b)(c)(d)	114,509	96,097
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 4/4/2029 (b)(c)(d)	14,925	12,910
		810,584
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.7953% 4/13/2029 (b)(c)(d)	180,829	176,082
TOTAL MATERIALS		986,666
Utilities - 0.0%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4188% 4/16/2031 (b)(c)(d)	4,962	4,966
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6493% 1/27/2031 (b)(c)(d)	49,075	49,092
		54,058
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1203% 3/29/2030 (b)(c)(d)	24,375	24,578
TOTAL UTILITIES		78,636
TOTAL UNITED STATES		4,856,305
TOTAL BANK LOAN OBLIGATIONS (Cost $5,292,739)		5,210,647

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Morgan Stanley Bank NA 4.788% 5/10/2030 (c)	250,000	250,709
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	267,000	269,118

TOTAL UNITED STATES		519,827
TOTAL BANK NOTES (Cost $517,000)		519,827

Collateralized Mortgage Obligations - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1FC, 4.628% 2/25/2071 (c)(j)	481,097	477,054
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (j)	286,713	254,774
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (i)(j)	228,925	228,285
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(j)	44,281	44,281
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(j)	45,749	45,600
Fannie Mae Guaranteed REMIC Series 2019-33 Class N, 3% 3/25/2048	171,621	161,711
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-4903 Class DA, 3% 10/25/2048	86,917	80,303
GCAT Trust Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (j)	127,658	119,506
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 6.25% 7/25/2067 (c)(j)	344,308	345,815
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (j)	35,050	33,180
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (i)(j)	591,821	592,965
TOTAL UNITED STATES		2,383,474
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,447,298)		2,383,474

Commercial Mortgage Securities - 2.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.9%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3706% 6/15/2040 (c)(d)(j)	699,000	701,840
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (j)	97,175	95,007
BBCMS Mortgage Trust Series 2017-C1 Class ASB, 3.488% 2/15/2050	93,523	93,223
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 4.7425% 9/15/2026 (c)(d)(j)	352,000	350,821
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 4.999% 6/15/2041 (c)(d)(j)	100,000	100,063
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.85% 6/15/2039 (c)(d)(j)	957,000	957,000
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7771% 2/15/2035 (c)(d)(j)	795,000	791,025
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (c)(d)(j)	940,820	939,351
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0206% 3/15/2030 (c)(d)(j)	53,981	53,779
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0705% 4/15/2040 (c)(d)(j)	367,190	367,420
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4306% 10/15/2036 (c)(d)(j)	323,000	322,899
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9199% 12/15/2039 (c)(d)(j)	49,400	49,493
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2684% 5/15/2041 (c)(j)	99,448	99,541
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 3/15/2043 (c)(d)(j)	370,625	370,162
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.5915% 11/15/2038 (c)(d)(j)	234,545	234,680
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.069% 4/15/2041 (c)(d)(j)	136,970	137,141
BX Trust Series 2026-ALOHA Class A, 4.9771% 4/15/2043 (c)(j)	397,000	396,999
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 5/15/2038 (c)(d)(j)	531,000	532,328
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (j)	370,488	371,530
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (c)(j)	532,000	532,408
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (j)	473,185	395,303
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (j)	332,069	264,258
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (j)	401,745	405,909
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9271% 10/15/2042 (c)(d)(j)	313,018	313,410
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 2/15/2043 (c)(d)(j)	801,067	801,818
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (c)(j)	100,000	99,984
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2425% 9/15/2029 (c)(d)(j)	46,734	45,818
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 3/15/2043 (c)(d)(j)	507,000	507,317
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.9709% 5/5/2039 (c)(j)	243,000	241,646
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.87% 12/15/2039 (c)(d)(j)	697,000	697,436
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4184% 10/15/2041 (c)(d)(j)	147,000	146,388
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (c)(j)	104,000	103,978
TOTAL UNITED STATES		11,519,975
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $11,669,528)		11,519,975

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (c)	12,032	47,226
Financials - 0.1%
Financial Services - 0.1%
Redfin Corp 0.5% 4/1/2027	217,000	207,995
Industrials - 0.0%
Electrical Equipment - 0.0%
Eos Energy Enterprises Inc 1.75% 12/1/2031 (j)	85,000	71,995
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	17,000	37,442
Software - 0.1%
Riot Platforms Inc 0.75% 1/15/2030	95,000	189,449
Strategy Inc 0% 12/1/2029 (k)	232,000	211,051
Terawulf Inc 0% 5/1/2032 (j)(k)	60,000	91,441
		491,941
TOTAL INFORMATION TECHNOLOGY		529,383
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Compass Inc 0.25% 4/15/2031 (j)	45,000	41,143
TOTAL UNITED STATES		897,742
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $708,058)		897,742

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	770	28,374
Financials - 0.0%
Financial Services - 0.0%
Apollo Global Management Inc Series A, 6.75%	541	35,777
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	370	23,846
TOTAL UNITED STATES		87,997
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $91,508)		87,997

Foreign Government and Government Agency Obligations - 1.0%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.4%
Colombian Republic 5.375% 1/21/2029	1,000,000	994,250
Colombian Republic 6.125% 1/21/2031	675,000	672,131
TOTAL COLOMBIA		1,666,381
MEXICO - 0.6%
United Mexican States 3.25% 4/16/2030	200,000	187,200
United Mexican States 6% 5/13/2030	2,170,000	2,238,355
TOTAL MEXICO		2,425,555
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,121,923)		4,091,936

Non-Convertible Corporate Bonds - 74.1%
	Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.125% 1/23/2030 (j)	33,000	33,700
AUSTRALIA - 1.0%
Financials - 0.3%
Banks - 0.3%
Westpac Banking Corp 4.11% 7/24/2034 (c)	1,305,000	1,274,495
Materials - 0.7%
Metals & Mining - 0.7%
Glencore Funding LLC 4.907% 4/1/2028 (j)	2,090,000	2,103,611
Glencore Funding LLC 5.338% 4/4/2027 (j)	350,000	353,142
Mineral Resources Ltd 6% 5/1/2032 (j)	29,000	28,873
Mineral Resources Ltd 7% 4/1/2031 (j)	17,000	17,673
Mineral Resources Ltd 9.25% 10/1/2028 (j)	92,000	95,425
TOTAL MATERIALS		2,598,724
TOTAL AUSTRALIA		3,873,219
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (j)	30,000	24,374
BRAZIL - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (f)(j)	40,000	9,656
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (j)	15,000	13,988
TOTAL INDUSTRIALS		23,644
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (j)	145,000	145,273
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(j)	56,836	57,234
TOTAL MATERIALS		202,507
TOTAL BRAZIL		226,151
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (j)	85,000	86,593
CANADA - 3.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.375% 6/9/2056 (c)	63,000	62,942
TELUS Corp 6.625% 10/15/2055 (c)	88,000	89,178
		152,120
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 3.2% 3/15/2027	480,000	475,774
Rogers Communications Inc 6.875% 7/31/2056 (c)	163,000	165,699
		641,473
TOTAL COMMUNICATION SERVICES		793,593
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (j)	95,000	93,342
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (j)	120,000	113,721
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (j)	95,000	95,709
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (j)	43,000	43,780
TOTAL CONSUMER DISCRETIONARY		346,552
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (j)	500,000	495,820
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Canadian Natural Resources Ltd 5% 12/15/2029	1,030,000	1,045,327
Cenovus Energy Inc 4.65% 3/20/2031	591,000	586,267
Enbridge Inc 1.6% 10/4/2026	270,000	267,548
Enbridge Inc 4.2% 11/20/2028	354,000	351,601
Enbridge Inc 4.6% 6/20/2028	76,000	76,257
Enbridge Inc 5.3% 4/5/2029	1,246,000	1,270,492
Enbridge Inc 5.9% 11/15/2026	857,000	862,270
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	1,249,000	1,253,642
TransCanada PipeLines Ltd 6.125% 10/17/2056 (c)	80,000	80,589
TOTAL ENERGY		5,793,993
Financials - 1.4%
Banks - 1.3%
Bank of Montreal 4.338% 3/19/2030 (c)	898,000	892,652
Bank of Montreal 4.879% 6/2/2032 (c)	1,000,000	1,001,115
Bank of Nova Scotia/The 4.247% 2/2/2030 (c)	1,450,000	1,435,274
Bank of Nova Scotia/The 5.13% 2/14/2031 (c)	630,000	639,209
Royal Bank of Canada 4.4% 4/17/2030 (c)	980,000	974,561
Toronto Dominion Bank 4.783% 12/17/2029	359,000	362,301
		5,305,112
Insurance - 0.1%
Empower Finance 2020 LP 1.357% 9/17/2027 (j)	258,000	247,941
TOTAL FINANCIALS		5,553,053
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (j)	31,000	31,831
Ground Transportation - 0.0%
Canadian Pacific Railway Co 1.75% 12/2/2026	155,000	153,272
TOTAL INDUSTRIALS		185,103
Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 2/15/2028 (j)	42,000	40,746
Materials - 0.2%
Chemicals - 0.2%
Methanex Corp 5.125% 10/15/2027	99,000	99,005
Nutrien Ltd 4.9% 3/27/2028	520,000	524,244
		623,249
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (j)	33,000	33,646
TOTAL MATERIALS		656,895
TOTAL CANADA		13,865,755
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% (f)(j)	45,000	16,819
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (j)	115,871	107,314
TOTAL COLOMBIA		124,133
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (j)	46,000	46,279
DENMARK - 0.5%
Financials - 0.5%
Banks - 0.5%
Danske Bank A/S 4.298% 4/1/2028 (c)(j)	620,000	619,722
Danske Bank A/S 4.662% 3/27/2029 (c)(j)	1,280,000	1,280,248

TOTAL DENMARK		1,899,970
FRANCE - 1.8%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 6.875% 10/15/2030 (j)	12,195	11,976
Altice France SA 6.875% 7/15/2032 (j)	112,682	110,016
Orange SA 4% 1/13/2029 (j)	346,000	342,448
Orange SA 4.25% 1/13/2031 (j)	1,252,000	1,227,516
TOTAL COMMUNICATION SERVICES		1,691,956
Energy - 0.0%
Energy Equipment & Services - 0.0%
Viridien 10% 10/15/2030 (j)	33,000	35,292
Financials - 1.4%
Banks - 1.4%
BNP Paribas SA 4.792% 5/9/2029 (c)(j)	680,000	680,874
BPCE SA 2.045% 10/19/2027 (c)(j)	378,000	374,571
BPCE SA 6.714% 10/19/2029 (c)(j)	900,000	940,047
Societe Generale SA 1.792% 6/9/2027 (c)(j)	336,000	335,824
Societe Generale SA 5.249% 5/22/2029 (c)(j)	1,180,000	1,191,344
Societe Generale SA 5.5% 4/13/2029 (c)(j)	1,880,000	1,905,884
TOTAL FINANCIALS		5,428,544
TOTAL FRANCE		7,155,792
GERMANY - 2.5%
Consumer Discretionary - 1.0%
Automobile Components - 0.0%
ZF North America Capital Inc 6.75% 4/23/2030 (j)	27,000	26,882
ZF North America Capital Inc 7.5% 3/24/2031 (j)	43,000	43,430
		70,312
Automobiles - 1.0%
BMW US Capital LLC 4.3% 3/17/2028 (j)	1,140,000	1,138,024
Mercedes-Benz Finance North America LLC 4.125% 3/10/2028 (j)	1,140,000	1,133,443
Mercedes-Benz Finance North America LLC 4.8% 3/30/2028 (j)	310,000	311,700
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (j)	650,000	649,310
Volkswagen Group of America Finance LLC 4.95% 8/15/2029 (j)	390,000	391,149
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (j)	210,000	210,836
		3,834,462
TOTAL CONSUMER DISCRETIONARY		3,904,774
Financials - 1.1%
Capital Markets - 1.1%
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (c)	1,070,000	1,053,465
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (c)	1,180,000	1,176,970
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	500,000	505,595
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	1,420,000	1,466,214
TOTAL FINANCIALS		4,202,244
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance II LLC 4.375% 12/15/2028 (j)	956,000	947,787
Industrials - 0.2%
Machinery - 0.2%
Daimler Truck Finance North America LLC 2% 12/14/2026 (j)	350,000	345,986
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (j)	152,000	153,156
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (j)	150,000	151,373
TK Elevator US Newco Inc 5.25% 7/15/2027 (j)	200,000	200,089
TOTAL INDUSTRIALS		850,604
TOTAL GERMANY		9,905,409
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (j)	165,000	160,731
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (j)	144,000	147,178
IRELAND - 1.8%
Financials - 1.1%
Banks - 0.2%
Bank of Ireland Group PLC 4.997% 11/12/2032 (c)(j)	413,000	412,658
Bank of Ireland Group PLC 5.601% 3/20/2030 (c)(j)	242,000	247,133
		659,791
Consumer Finance - 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	151,000	149,945
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029	1,622,000	1,600,475
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	227,000	222,968
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	1,490,000	1,503,926
		3,477,314
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (j)	90,000	90,862
GGAM Finance Ltd 6.875% 4/15/2029 (j)	18,000	18,480
		109,342
TOTAL FINANCIALS		4,246,447
Industrials - 0.7%
Transportation Infrastructure - 0.7%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (j)	220,000	213,368
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (j)	20,000	19,363
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (j)	1,316,000	1,321,243
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (j)	1,310,000	1,347,123
TOTAL INDUSTRIALS		2,901,097
TOTAL IRELAND		7,147,544
ISRAEL - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (j)(m)	15,000	14,810
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	307,000	313,978
TOTAL ISRAEL		328,788
ITALY - 0.6%
Utilities - 0.6%
Electric Utilities - 0.6%
ENEL Finance International NV 4.375% 9/30/2030 (j)	533,000	523,847
ENEL Finance International NV 5.125% 6/26/2029 (j)	1,760,000	1,780,873

TOTAL ITALY		2,304,720
JAPAN - 1.7%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
NTT Finance Corp 1.591% 4/3/2028 (j)	600,000	570,295
NTT Finance Corp 4.567% 7/16/2027 (j)	200,000	200,401
NTT Finance Corp 4.62% 7/16/2028 (j)	1,840,000	1,841,396
TOTAL COMMUNICATION SERVICES		2,612,092
Consumer Staples - 0.1%
Tobacco - 0.1%
Japan Tobacco Inc 4.85% 5/15/2028 (j)	277,000	279,032
Japan Tobacco Inc 5.21% 6/15/2030 (j)	232,000	237,314
TOTAL CONSUMER STAPLES		516,346
Financials - 0.9%
Banks - 0.9%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	300,000	298,834
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (c)	160,000	158,384
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (c)	320,000	319,423
Mitsubishi UFJ Financial Group Inc 5.354% 9/13/2028 (c)	300,000	303,274
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	100,000	99,696
Mizuho Financial Group Inc 4.711% 7/8/2031 (c)	1,975,000	1,972,820
Mizuho Financial Group Inc 5.667% 5/27/2029 (c)	250,000	255,689
		3,408,120
Capital Markets - 0.0%
Nomura Holdings Inc 1.653% 7/14/2026	100,000	99,715
TOTAL FINANCIALS		3,507,835
TOTAL JAPAN		6,636,273
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5% 1/15/2028 (j)	15,000	10,947
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (j)	30,000	29,176
TOTAL COMMUNICATION SERVICES		40,123
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (j)	33,000	35,075
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (j)	40,000	35,100
TOTAL LUXEMBOURG		110,298
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (j)	15,000	15,178
MEXICO - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Petroleos Mexicanos 6.7% 2/16/2032	2,220,000	2,235,540
NETHERLANDS - 0.5%
Consumer Staples - 0.1%
Food Products - 0.1%
JDE Peet's NV 1.375% 1/15/2027 (j)	344,000	337,481
Financials - 0.3%
Banks - 0.3%
ABN AMRO Bank NV 1.542% 6/16/2027 (c)(j)	186,000	185,787
Cooperatieve Rabobank UA 1.98% 12/15/2027 (c)(j)	375,000	370,217
ING Groep NV 5.335% 3/19/2030 (c)	711,000	724,609
TOTAL FINANCIALS		1,280,613
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	426,000	424,340
TOTAL NETHERLANDS		2,042,434
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (j)	86,000	85,613
IHS Holding Ltd 7.875% 5/29/2030 (j)	27,000	27,801

TOTAL NIGERIA		113,414
NORWAY - 0.4%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (j)	50,000	52,258
TGS ASA 8.5% 1/15/2030 (j)	103,000	108,304
TOTAL ENERGY		160,562
Financials - 0.4%
Banks - 0.4%
DNB Bank ASA 1.605% 3/30/2028 (c)(j)	389,000	380,143
DNB Bank ASA 4.384% 11/4/2031 (c)(j)	1,280,000	1,259,119
TOTAL FINANCIALS		1,639,262
TOTAL NORWAY		1,799,824
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (j)	91,000	90,203
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (j)	84,000	85,470
TOTAL PANAMA		175,673
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.5% 10/28/2032 (j)	38,000	38,998
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA 1.722% 9/14/2027 (c)	400,000	396,910
Banco Santander SA 5.365% 7/15/2028 (c)	200,000	202,058

TOTAL SPAIN		598,968
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 6.246% 9/22/2029 (c)(j)	700,000	724,192
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (j)	14,000	13,937
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 5.625% 10/15/2028 (j)	25,000	24,323
TOTAL SWITZERLAND		762,452
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 6.75% 4/1/2031 (j)	60,000	60,920
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (j)	90,000	92,250

TOTAL TANZANIA		153,170
UNITED KINGDOM - 5.7%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (j)	60,000	60,822
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (j)	108,000	108,917
TOTAL CONSUMER DISCRETIONARY		169,739
Consumer Staples - 1.3%
Tobacco - 1.3%
BAT Capital Corp 4.7% 4/2/2027	540,000	541,592
BAT International Finance PLC 5.931% 2/2/2029	1,700,000	1,758,681
Imperial Brands Finance PLC 4.5% 6/30/2028 (j)	1,490,000	1,488,611
Imperial Brands Finance PLC 5.5% 2/1/2030 (j)	940,000	963,750
Imperial Brands Finance PLC 6.125% 7/27/2027 (j)	440,000	447,679
TOTAL CONSUMER STAPLES		5,200,313
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (j)	200,000	213,401
Financials - 4.2%
Banks - 3.9%
Barclays PLC 2.279% 11/24/2027 (c)	380,000	376,231
Barclays PLC 4.972% 5/16/2029 (c)	1,320,000	1,327,712
Barclays PLC 5.367% 2/25/2031 (c)	804,000	817,143
Barclays PLC 5.69% 3/12/2030 (c)	1,310,000	1,342,052
HSBC Holdings PLC 4.041% 3/13/2028 (c)	340,000	339,081
HSBC Holdings PLC 4.899% 3/3/2029 (c)	408,000	410,187
HSBC Holdings PLC 5.21% 8/11/2028 (c)	1,882,000	1,897,353
HSBC Holdings PLC 5.546% 3/4/2030 (c)	500,000	510,492
HSBC Holdings PLC 6.161% 3/9/2029 (c)	1,410,000	1,446,971
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	371,000	373,055
Lloyds Banking Group PLC 5.721% 6/5/2030 (c)	1,340,000	1,378,882
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	780,000	797,739
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	230,000	230,671
NatWest Group PLC 3.073% 5/22/2028 (c)	290,000	286,260
NatWest Group PLC 4.964% 8/15/2030 (c)	1,200,000	1,208,677
NatWest Group PLC 5.115% 5/23/2031 (c)	1,520,000	1,534,160
Standard Chartered PLC 4.299% 1/13/2030 (c)(j)	1,145,000	1,131,691
		15,408,357
Financial Services - 0.3%
Nationwide Building Society 4.302% 3/8/2029 (c)(j)	800,000	795,467
Nationwide Building Society 6.557% 10/18/2027 (c)(j)	400,000	403,186
		1,198,653
TOTAL FINANCIALS		16,607,010
Industrials - 0.1%
Aerospace & Defense - 0.1%
BAE Systems PLC 5% 3/26/2027 (j)	200,000	201,286
BAE Systems PLC 5.125% 3/26/2029 (j)	200,000	203,306
Rolls-Royce PLC 5.75% 10/15/2027 (j)	150,000	151,973
TOTAL INDUSTRIALS		556,565
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (j)	98,000	97,432
TOTAL UNITED KINGDOM		22,844,460
UNITED STATES - 53.0%
Communication Services - 2.6%
Diversified Telecommunication Services - 1.0%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (j)	93,000	93,738
APLD ComputeCo LLC 9.25% 12/15/2030 (j)	245,000	264,462
AT&T Inc 1.65% 2/1/2028	460,000	440,108
AT&T Inc 4.4% 4/30/2031	1,080,000	1,067,158
AT&T Inc 4.7% 8/15/2030	449,000	450,925
Black Pearl Compute LLC 6.125% 2/15/2031 (j)	46,000	46,801
Cipher Compute LLC 7.125% 11/15/2030 (j)	36,000	37,528
Core Scientific Finance I LLC 7.75% 5/15/2031 (j)	231,000	236,235
Edged Compute LLC 7.5% 4/30/2031 (j)	181,000	181,467
Flash Compute LLC 7.25% 12/31/2030 (j)	124,000	127,836
Level 3 Financing Inc 7% 3/31/2034 (j)	25,000	25,911
Meridian Arc Holdco LLC 6.25% 4/30/2031 (j)	138,000	138,710
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (j)	280,000	280,384
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (j)	129,000	127,381
Uniti Services LLC 7.5% 10/15/2033 (j)	34,000	35,782
WULF Compute LLC 7.75% 10/15/2030 (j)	196,000	205,949
		3,760,375
Entertainment - 0.1%
AP Core Holdings II LLC 11% 5/15/2031 (j)	55,000	57,626
Live Nation Entertainment Inc 4.75% 10/15/2027 (j)	224,000	223,148
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (j)	67,000	69,871
OAK-Eagle Acquireco Inc 8.75% 7/1/2034 (j)	43,000	45,444
ROBLOX Corp 3.875% 5/1/2030 (j)	71,000	67,021
		463,110
Interactive Media & Services - 0.4%
Meta Platforms Inc 4.2% 11/15/2030	353,000	348,468
Meta Platforms Inc 4.55% 5/15/2031	1,200,000	1,195,780
		1,544,248
Media - 0.7%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (j)	80,000	75,607
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (j)	65,000	64,957
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (j)	85,000	83,438
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (j)	153,000	149,557
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	600,000	560,368
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	300,000	294,853
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	597,000	596,740
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (j)	67,000	69,257
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (j)	18,000	18,886
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (j)	5,000	5,018
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (j)	17,000	17,713
CSC Holdings LLC 4.125% 12/1/2030 (j)	15,000	8,550
CSC Holdings LLC 4.5% 11/15/2031 (j)	25,000	14,188
CSC Holdings LLC 5.5% 4/15/2027 (j)	30,000	21,602
Discovery Global Holdings Inc 3.755% 3/15/2027	312,000	309,791
DISH Network Corp 11.75% 11/15/2027 (j)	120,000	123,646
EchoStar Corp 10.75% 11/30/2029	110,000	119,541
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)	145,000	148,108
EW Scripps Co/The 9.875% 8/15/2030 (j)	175,000	167,079
Univision Communications Inc 7.375% 6/30/2030 (j)	105,000	104,555
Univision Communications Inc 8.875% 4/15/2033 (j)	41,000	40,843
		2,994,297
Wireless Telecommunication Services - 0.4%
T-Mobile USA Inc 3.875% 4/15/2030	1,360,000	1,323,407
T-Mobile USA Inc 4.95% 3/15/2028	370,000	373,583
		1,696,990
TOTAL COMMUNICATION SERVICES		10,459,020
Consumer Discretionary - 4.3%
Automobile Components - 0.1%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (j)	28,000	28,104
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (j)	70,000	71,705
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (j)	78,000	80,633
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (j)	153,000	155,813
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (j)	136,000	136,047
Patrick Industries Inc 6.375% 11/1/2032 (j)	84,000	83,899
		556,201
Automobiles - 1.7%
American Honda Finance Corp 4.55% 4/10/2028	300,000	299,946
General Motors Financial Co Inc 2.35% 2/26/2027	910,000	896,824
General Motors Financial Co Inc 4.2% 10/27/2028	284,000	281,887
General Motors Financial Co Inc 4.6% 1/8/2031	580,000	574,364
General Motors Financial Co Inc 5.8% 6/23/2028	1,070,000	1,093,634
General Motors Financial Co Inc 6% 1/9/2028	1,210,000	1,235,458
Hyundai Capital America 4.6% 4/6/2028 (j)	1,080,000	1,079,320
Hyundai Capital America 4.875% 6/23/2027 (j)	590,000	592,540
Hyundai Capital America 5.45% 6/24/2026 (j)	230,000	230,204
Hyundai Capital America 5.6% 3/30/2028 (j)	440,000	447,129
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (j)	5,000	4,656
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (j)	10,000	9,796
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (j)	22,000	21,728
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (j)	85,000	83,803
		6,851,289
Broadline Retail - 0.1%
Saks Global Enterprises LLC 11% (f)(g)(j)	19,367	0
Wayfair LLC 6.75% 11/15/2032 (j)	15,000	15,237
Wayfair LLC 7.25% 10/31/2029 (j)	85,000	87,457
Wayfair LLC 7.75% 9/15/2030 (j)	113,000	117,634
		220,328
Diversified Consumer Services - 0.1%
Service Corp International/US 5.75% 10/15/2032	86,000	86,698
Sotheby's 8.25% 4/15/2031 (j)	138,000	135,855
StoneMor Inc 8.5% 5/15/2029 (j)	106,000	103,964
TKC Holdings Inc 12% 2/15/2031 (j)	60,000	62,464
TKC Holdings Inc 8.5% 8/15/2030 (j)	94,000	96,119
		485,100
Hotels, Restaurants & Leisure - 0.4%
Boyd Gaming Corp 4.75% 12/1/2027	60,000	59,820
Caesars Entertainment Inc 4.625% 10/15/2029 (j)	80,000	77,073
Carnival Corp Ltd 5.125% 5/1/2029 (j)	38,000	37,954
Carnival Corp Ltd 5.75% 3/15/2030 (j)	77,000	77,775
Carnival Corp Ltd 5.75% 8/1/2032 (j)	15,000	15,152
Carnival Corp Ltd 5.875% 6/15/2031 (j)	168,000	170,599
Carnival Corp Ltd 6.125% 2/15/2033 (j)	63,000	63,806
Churchill Downs Inc 4.75% 1/15/2028 (j)	48,000	47,520
Churchill Downs Inc 6.75% 5/1/2031 (j)	91,000	92,904
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (j)	159,000	155,128
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (j)	93,000	89,803
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (j)	71,000	71,411
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (j)	29,000	29,444
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (j)	79,000	76,857
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (j)	39,000	39,659
Life Time Inc 6% 11/15/2031 (j)	79,000	80,144
Lindblad Expeditions LLC 7% 9/15/2030 (j)	15,000	15,437
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (j)	10,000	8,477
NCL Corp Ltd 5.875% 1/15/2031 (j)	60,000	57,983
NCL Corp Ltd 6.25% 3/1/2030 (j)	29,000	28,661
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (j)	43,000	43,487
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (j)	15,000	15,132
Viking Cruises Ltd 9.125% 7/15/2031 (j)	105,000	110,402
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (j)	19,000	19,004
VOC Escrow Ltd 5% 2/15/2028 (j)	20,000	19,967
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (j)	44,000	44,035
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (j)	25,000	25,089
		1,572,723
Household Durables - 0.1%
LGI Homes Inc 4% 7/15/2029 (j)	70,000	64,008
LGI Homes Inc 7% 11/15/2032 (j)	73,000	70,422
LGI Homes Inc 8.75% 12/15/2028 (j)	48,000	49,769
Risewell Homes Inc 8.5% 11/1/2030 (j)	30,000	30,290
Somnigroup International Inc 4% 4/15/2029 (j)	152,000	146,102
Whirlpool Corp 6.125% 6/15/2030	48,000	45,149
		405,740
Leisure Products - 0.8%
Brunswick Corp/DE 5.85% 3/18/2029	1,787,000	1,833,141
Mattel Inc 5% 11/17/2030	1,184,000	1,180,788
		3,013,929
Specialty Retail - 1.0%
Advance Auto Parts Inc 5.95% 3/9/2028	239,000	241,860
Advance Auto Parts Inc 7% 8/1/2030 (j)	24,000	24,660
AutoNation Inc 1.95% 8/1/2028	540,000	509,746
AutoNation Inc 4.45% 1/15/2029	560,000	555,023
AutoZone Inc 5.165% 6/15/2030	1,660,000	1,687,066
AutoZone Inc 6.25% 11/1/2028	239,000	248,268
Group 1 Automotive Inc 6.375% 1/15/2030 (j)	110,000	111,835
LBM Acquisition LLC 6.25% 1/15/2029 (j)	15,000	9,240
LBM Acquisition LLC 9.5% 6/15/2031 (j)	103,000	86,243
Michaels Cos Inc/The 8.5% 3/15/2033 (j)	34,000	33,194
O'Reilly Automotive Inc 5.75% 11/20/2026	300,000	301,755
Park River Holdings Inc 8% 3/15/2031 (j)	10,000	10,124
Staples Inc 10.75% 9/1/2029 (j)	164,000	156,027
Wand NewCo 3 Inc 7.625% 1/30/2032 (j)	32,000	33,099
White Cap Supply Holdings LLC 7.375% 11/15/2030 (j)	25,000	24,915
		4,033,055
TOTAL CONSUMER DISCRETIONARY		17,138,365
Consumer Staples - 1.4%
Beverages - 0.3%
Constellation Brands Inc 3.6% 2/15/2028	740,000	729,794
Keurig Dr Pepper Inc 4.597% 5/25/2028	390,000	390,442
Molson Coors Beverage Co 3% 7/15/2026	183,000	182,726
		1,302,962
Consumer Staples Distribution & Retail - 0.8%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (j)	43,000	41,025
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (j)	25,000	24,616
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (j)	153,000	154,648
Albertsons Cos Inc 5.625% 3/31/2032 (j)	6,000	5,858
C&S Group Enterprises LLC 5% 12/15/2028 (j)	27,000	25,407
Dollar Tree Inc 4.2% 5/15/2028	380,000	377,720
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (j)	15,000	15,200
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (j)	51,000	53,265
Mars Inc 4.6% 3/1/2028 (j)	701,000	704,422
Mars Inc 4.8% 3/1/2030 (j)	1,272,000	1,281,114
Performance Food Group Inc 6.125% 9/15/2032 (j)	85,000	85,935
US Foods Inc 4.75% 2/15/2029 (j)	93,000	91,723
US Foods Inc 5.75% 4/15/2033 (j)	24,000	23,966
		2,884,899
Food Products - 0.1%
Bunge Ltd Finance Corp 4.1% 1/7/2028	196,000	195,138
Fiesta Purchaser Inc 7.875% 3/1/2031 (j)	33,000	33,183
Fiesta Purchaser Inc 9.625% 9/15/2032 (j)	65,000	65,281
Post Holdings Inc 4.625% 4/15/2030 (j)	55,000	53,505
Post Holdings Inc 6.375% 3/1/2033 (j)	35,000	34,898
		382,005
Tobacco - 0.2%
Philip Morris International Inc 4.125% 4/28/2028	680,000	677,035
Philip Morris International Inc 4.875% 2/13/2029	200,000	202,146
		879,181
TOTAL CONSUMER STAPLES		5,449,047
Energy - 4.1%
Energy Equipment & Services - 0.2%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (j)	26,000	26,617
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026	133,000	131,628
Kodiak Gas Services LLC 5.875% 4/1/2031 (j)	35,000	35,213
SESI LLC 7.875% 9/30/2030 (j)	96,000	99,097
Transocean International Ltd 7.875% 10/15/2032 (j)	29,000	30,940
Transocean International Ltd 8.25% 5/15/2029 (j)	73,000	75,814
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (j)	51,000	51,194
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (j)	38,000	39,153
Valaris Ltd 8.375% 4/30/2030 (j)	39,000	40,619
WBI Operating LLC 6.25% 10/15/2030 (j)	131,000	132,118
		662,393
Oil, Gas & Consumable Fuels - 3.9%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (j)	32,000	33,379
Buckeye Partners LP 4.125% 12/1/2027	55,000	54,217
California Resources Corp 8.25% 6/15/2029 (j)	79,000	82,422
Cheniere Energy Inc 4.625% 10/15/2028	55,000	54,972
CNX Midstream Partners LP 4.75% 4/15/2030 (j)	84,000	81,097
CNX Resources Corp 7.25% 3/1/2032 (j)	70,000	72,348
Comstock Resources Inc 5.875% 1/15/2030 (j)	80,000	75,610
Comstock Resources Inc 6.75% 3/1/2029 (j)	132,000	129,695
CVR Energy Inc 7.5% 2/15/2031 (j)	136,000	137,528
DBR Land Holdings LLC 6.25% 12/1/2030 (j)	44,000	44,684
DCP Midstream Operating LP 5.625% 7/15/2027	440,000	444,577
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (j)	83,000	86,408
Diamondback Energy Inc 5.2% 4/18/2027	352,000	354,813
Energy Transfer LP 4.55% 1/15/2031	1,078,000	1,068,093
Energy Transfer LP 5.5% 6/1/2027	1,090,000	1,099,522
Energy Transfer LP 6.5% 2/15/2056 (c)	94,000	94,775
EQT Corp 3.625% 5/15/2031 (j)	880,000	827,813
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	29,000	29,286
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (j)	10,000	10,167
Harvest Midstream I LP 7.5% 5/15/2032 (j)	65,000	67,537
Hess Corp 4.3% 4/1/2027	1,540,000	1,541,282
Hess Midstream Operations LP 4.25% 2/15/2030 (j)	100,000	96,923
Hess Midstream Operations LP 5.875% 3/1/2028 (j)	60,000	60,601
Hess Midstream Operations LP 6.5% 6/1/2029 (j)	63,000	64,614
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (j)	33,000	34,111
Kinder Morgan Inc 4.3% 3/1/2028	250,000	249,925
Kinetik Holdings LP 6.625% 12/15/2028 (j)	156,000	159,301
Matador Resources Co 6.5% 4/15/2032 (j)	40,000	40,534
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (j)	33,000	33,575
MPLX LP 4.25% 12/1/2027	460,000	458,951
Northern Oil & Gas Inc 7.875% 10/15/2033 (j)	71,000	72,067
Northern Oil & Gas Inc 8.75% 6/15/2031 (j)	52,000	53,929
ONEOK Inc 4.25% 9/24/2027	33,000	32,927
ONEOK Inc 4.4% 10/15/2029	35,000	34,764
ONEOK Inc 6.5% 9/1/2030 (j)	483,000	510,339
Par Petroleum LLC 7.375% 6/1/2034 (j)	43,000	44,011
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	86,000	86,033
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (j)	109,000	111,626
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (j)	81,000	86,599
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	2,197,000	2,122,036
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	345,000	331,860
Prairie Acquiror LP 9% 8/1/2029 (j)	190,000	198,046
Rockies Express Pipeline LLC 6.75% 3/15/2033 (j)	23,000	23,916
SM Energy Co 6.625% 1/15/2027	54,000	54,069
Summit Midstream Holdings LLC 8.625% 10/31/2029 (j)	14,000	14,601
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	64,000	64,153
Sunoco LP 5.375% 7/15/2031 (j)	60,000	59,708
Sunoco LP 5.625% 3/15/2031 (j)	142,000	142,179
Sunoco LP 6.625% 8/15/2032 (j)	71,000	72,491
Talos Production Inc 9% 2/1/2029 (j)	33,000	34,461
Targa Resources Corp 4.9% 9/15/2030	227,000	228,507
Targa Resources Corp 6.15% 3/1/2029	1,816,000	1,889,466
Venture Global LNG Inc 7% 1/15/2030 (j)	51,000	52,314
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (j)	59,000	60,603
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (j)	20,000	20,872
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (j)	29,000	32,004
Western Gas Partners LP 4.8% 3/1/2031	846,000	840,099
Western Gas Partners LP 6.35% 1/15/2029	498,000	517,484
Williams Cos Inc/The 4.625% 6/30/2030	180,000	179,848
Williams Cos Inc/The 4.8% 11/15/2029	169,000	170,343
		15,730,115
TOTAL ENERGY		16,392,508
Financials - 24.4%
Banks - 8.8%
Bank of America Corp 1.734% 7/22/2027 (c)	905,000	901,631
Bank of America Corp 4.271% 7/23/2029 (c)	1,090,000	1,083,524
Bank of America Corp 4.623% 5/9/2029 (c)	770,000	771,825
Bank of America Corp 4.979% 1/24/2029 (c)	500,000	503,933
Bank of America Corp 5.202% 4/25/2029 (c)	1,710,000	1,731,446
Bank of America Corp 5.819% 9/15/2029 (c)	1,160,000	1,191,188
Citigroup Inc 3.887% 1/10/2028 (c)	1,390,000	1,385,734
Citigroup Inc 4.075% 4/23/2029 (c)	652,000	647,218
Citigroup Inc 4.786% 3/4/2029 (c)	1,280,000	1,285,916
Citigroup Inc 5.174% 2/13/2030 (c)	1,060,000	1,075,309
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	1,434,000	1,432,750
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	1,620,000	1,673,398
JPMorgan Chase & Co 3.54% 5/1/2028 (c)	560,000	555,793
JPMorgan Chase & Co 4.255% 10/22/2031 (c)	840,000	823,875
JPMorgan Chase & Co 4.323% 4/26/2028 (c)	590,000	589,697
JPMorgan Chase & Co 4.408% 4/23/2030 (c)	1,000,000	994,700
JPMorgan Chase & Co 4.603% 10/22/2030 (c)	950,000	948,591
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	500,000	502,355
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	1,522,000	1,547,296
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	222,000	224,395
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)	414,000	412,789
Morgan Stanley Private Bank NA 4.466% 7/6/2028 (c)	720,000	720,410
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (c)	120,000	122,235
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)	90,000	91,261
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (c)	2,020,000	2,070,797
Regions Bank/Birmingham AL 4.755% 7/27/2029 (c)	385,000	386,166
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	668,000	659,991
Santander Holdings USA Inc 6.174% 1/9/2030 (c)	410,000	422,556
Truist Financial Corp 1.887% 6/7/2029 (c)	250,000	237,255
Truist Financial Corp 4.873% 1/26/2029 (c)	1,580,000	1,589,900
Truist Financial Corp 5.071% 5/20/2031 (c)	80,000	80,940
Truist Financial Corp 7.161% 10/30/2029 (c)	1,420,000	1,502,097
US Bancorp 4.653% 2/1/2029 (c)	500,000	501,519
US Bancorp 5.083% 5/15/2031 (c)	20,000	20,279
Wells Fargo & Co 3.526% 3/24/2028 (c)	320,000	317,787
Wells Fargo & Co 4.182% 1/23/2030 (c)	1,190,000	1,177,851
Wells Fargo & Co 4.97% 4/23/2029 (c)	614,000	618,639
Wells Fargo & Co 5.244% 1/24/2031 (c)	1,950,000	1,983,240
Wells Fargo & Co 5.707% 4/22/2028 (c)	700,000	707,978
Wells Fargo & Co 6.303% 10/23/2029 (c)	1,460,000	1,516,096
		35,010,360
Capital Markets - 8.1%
Ares Capital Corp 5.55% 1/15/2030	630,000	627,393
Ares Strategic Income Fund 4.85% 1/15/2029 (j)	473,000	460,595
Ares Strategic Income Fund 5.45% 9/9/2028 (j)	1,495,000	1,482,716
Ares Strategic Income Fund 5.8% 9/9/2030 (j)	101,000	99,569
Athene Global Funding 1.73% 10/2/2026 (j)	1,660,000	1,645,133
Athene Global Funding 4.721% 10/8/2029 (j)	1,320,000	1,304,213
Athene Global Funding 5.339% 1/15/2027 (j)	250,000	251,086
Athene Global Funding 5.516% 3/25/2027 (j)	350,000	352,892
Blackstone Private Credit Fund 3.25% 3/15/2027	950,000	936,501
Blackstone Private Credit Fund 7.3% 11/27/2028	506,000	524,432
Broadstreet Partners Group LLC 5.875% 4/15/2029 (j)	45,000	44,484
Equitable America Global Funding 4.65% 6/9/2028 (j)	1,170,000	1,169,953
Equitable America Global Funding 4.95% 6/9/2030 (j)	923,000	924,956
Focus Financial Partners LLC 6.75% 9/15/2031 (j)	66,000	66,495
GA Global Funding Trust 5.4% 1/13/2030 (j)	2,296,000	2,301,960
Goldman Sachs Bank USA 4.656% 6/3/2029 (c)	1,210,000	1,211,540
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	1,240,000	1,224,308
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	1,500,000	1,489,126
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (c)	482,000	474,561
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	675,000	677,852
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (c)	720,000	749,718
Hightower Holding LLC 6.75% 4/15/2029 (j)	23,000	22,944
HPS Corporate Lending Fund 5.3% 6/5/2027	1,661,000	1,658,849
HPS Corporate Lending Fund 6.25% 9/30/2029	500,000	504,370
Intercontinental Exchange Inc 3.625% 9/1/2028	400,000	393,610
Intercontinental Exchange Inc 4% 9/15/2027	302,000	301,062
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (j)	46,000	46,115
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (j)	30,000	30,852
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (j)	127,000	122,752
LPL Holdings Inc 4.9% 4/3/2028	2,168,000	2,175,160
Morgan Stanley 2.475% 1/21/2028 (c)	1,610,000	1,591,262
Morgan Stanley 3.591% 7/22/2028 (c)	360,000	356,393
Morgan Stanley 3.772% 1/24/2029 (c)	340,000	335,921
Morgan Stanley 4.238% 1/9/2030 (c)	1,050,000	1,038,456
Morgan Stanley 4.809% 4/16/2032 (c)	97,000	96,588
Morgan Stanley 4.994% 4/12/2029 (c)	1,502,000	1,513,321
Morgan Stanley 5.042% 7/19/2030 (c)	1,010,000	1,019,246
Morgan Stanley 5.164% 4/20/2029 (c)	727,000	734,487
Nuveen LLC 5.55% 1/15/2030 (j)	67,000	68,335
Sammons Financial Group Global Funding 4.8% 12/12/2030 (j)	1,720,000	1,707,435
Sammons Financial Group Global Funding 5.05% 1/10/2028 (j)	370,000	371,657
Sammons Financial Group Global Funding 5.1% 12/10/2029 (j)	297,000	298,098
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (j)	62,000	64,854
		32,471,250
Consumer Finance - 2.5%
Ally Financial Inc 4.75% 6/9/2027	1,080,000	1,083,538
American Express Co 4.731% 4/25/2029 (c)	560,000	562,803
American Express Co 5.085% 1/30/2031 (c)	118,000	119,806
Capital One Financial Corp 1.878% 11/2/2027 (c)	1,110,000	1,097,826
Capital One Financial Corp 5.468% 2/1/2029 (c)	950,000	963,757
Capital One Financial Corp 7.149% 10/29/2027 (c)	1,525,000	1,541,042
Ford Motor Credit Co LLC 4.97% 4/6/2029	645,000	640,881
Ford Motor Credit Co LLC 5.303% 9/6/2029	1,780,000	1,782,389
Ford Motor Credit Co LLC 5.42% 4/9/2031	115,000	114,638
Ford Motor Credit Co LLC 5.85% 5/17/2027	500,000	504,680
Ford Motor Credit Co LLC 5.875% 11/7/2029	470,000	477,328
Navient Corp 6.75% 6/15/2026	103,000	102,973
OneMain Finance Corp 3.5% 1/15/2027	83,000	82,304
OneMain Finance Corp 6.125% 5/15/2030	76,000	75,693
OneMain Finance Corp 6.75% 3/15/2032	10,000	9,944
OneMain Finance Corp 7.5% 5/15/2031	74,000	76,287
PRA Group Inc 8.875% 1/31/2030 (j)	37,000	38,034
Stellantis Financial Services US Corp 4.95% 9/15/2028 (j)	600,000	597,644
Stellantis Financial Services US Corp 5.4% 6/15/2029 (j)	200,000	200,505
		10,072,072
Financial Services - 1.5%
Aircastle Ltd / Aircastle Ireland DAC 5% 9/15/2030 (j)	600,000	598,238
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (j)	327,000	329,660
Block Inc 5.625% 8/15/2030 (j)	53,000	53,218
Block Inc 6% 8/15/2033 (j)	21,000	21,005
Block Inc 6.5% 5/15/2032	64,000	65,215
CNH Industrial Capital LLC 4.5% 10/8/2027	646,000	646,034
CNH Industrial Capital LLC 5.1% 4/20/2029	80,000	80,986
Compass Group Diversified Holdings LLC 5.25% 4/15/2029 (j)	160,000	153,130
Corebridge Financial Inc 3.65% 4/5/2027	1,155,000	1,149,145
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (j)	55,000	54,142
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (j)	20,000	19,230
Global Payments Inc 4.5% 11/15/2028	582,000	577,261
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (j)	123,000	123,132
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	200,000	197,832
Jackson Financial Inc 5.17% 6/8/2027	1,518,000	1,525,661
Rocket Cos Inc 6.125% 8/1/2030 (j)	101,000	102,547
Rocket Cos Inc 6.5% 8/1/2029 (j)	41,000	41,923
UWM Holdings LLC 6.25% 3/15/2031 (j)	52,000	47,751
UWM Holdings LLC 6.625% 2/1/2030 (j)	79,000	74,919
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (j)	95,000	100,226
		5,961,255
Insurance - 3.4%
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (j)	65,000	64,133
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (j)	170,000	167,659
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (j)	181,000	182,633
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (j)	23,000	23,347
American International Group Inc 4.85% 5/7/2030	725,000	731,469
AmWINS Group Inc 4.875% 6/30/2029 (j)	42,000	40,529
AmWINS Group Inc 6.375% 2/15/2029 (j)	39,000	39,452
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (j)	121,000	121,454
Arthur J Gallagher & Co 4.6% 12/15/2027	274,000	274,577
Athene Holding Ltd 6.875% 6/28/2055 (c)	40,000	38,722
Brown & Brown Inc 4.7% 6/23/2028	109,000	109,216
Brown & Brown Inc 4.9% 6/23/2030	223,000	222,941
Corebridge Global Funding 4.65% 8/20/2027 (j)	116,000	116,123
Corebridge Global Funding 4.9% 1/7/2028 (j)	205,000	206,170
CRC Insurance Group LLC 7.125% 6/1/2031 (j)	120,000	120,338
Equitable Financial Life Global Funding 1.4% 8/27/2027 (j)	344,000	330,835
Equitable Financial Life Global Funding 1.7% 11/12/2026 (j)	451,000	445,437
Equitable Financial Life Global Funding 4.6% 4/1/2027 (j)	556,000	558,007
Equitable Financial Life Global Funding 5% 3/27/2030 (j)	257,000	258,083
Fortitude Group Holdings LLC 6.25% 4/1/2030 (j)	320,000	327,758
Guardian Life Global Funding 1.4% 7/6/2027 (j)	358,000	347,025
HUB International Ltd 7.375% 1/31/2032 (j)	130,000	133,177
Jackson National Life Global Funding 4.6% 10/1/2029 (j)	624,000	616,761
Jackson National Life Global Funding 5.55% 7/2/2027 (j)	1,148,000	1,160,330
Lincoln Financial Global Funding 5.3% 1/13/2030 (j)	601,000	609,218
MassMutual Global Funding II 4% 1/22/2029 (j)	288,000	284,639
Principal Life Global Funding II 4.65% 5/18/2029 (j)	1,180,000	1,178,953
RGA Global Funding 2% 11/30/2026 (j)	273,000	269,887
RGA Global Funding 4.35% 8/25/2028 (j)	650,000	645,504
RGA Global Funding 5.1% 5/26/2031 (j)	1,180,000	1,185,305
RGA Global Funding 5.448% 5/24/2029 (j)	193,000	196,896
Ryan Specialty LLC 5.875% 8/1/2032 (j)	96,000	95,358
USI Inc/NY 7.5% 1/15/2032 (j)	40,000	40,721
Western-Southern Global Funding 4.9% 5/1/2030 (j)	2,040,000	2,044,405
Willis North America Inc 4.65% 6/15/2027	440,000	440,955
		13,628,017
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Rithm Capital Corp 8% 4/1/2029 (j)	10,000	10,027
Rithm Capital Corp 8.5% 6/1/2031 (j)	40,000	39,929
Starwood Property Trust Inc 5.25% 10/15/2028 (j)	112,000	111,709
Starwood Property Trust Inc 6.125% 6/1/2031 (j)	15,000	15,165
Starwood Property Trust Inc 6.5% 7/1/2030 (j)	101,000	103,384
		280,214
TOTAL FINANCIALS		97,423,168
Health Care - 2.5%
Biotechnology - 0.2%
Amgen Inc 5.15% 3/2/2028	761,000	770,501
Emergent BioSolutions Inc 3.875% 8/15/2028 (j)	110,000	100,008
		870,509
Health Care Equipment & Supplies - 0.5%
Alcon Finance Corp 2.75% 9/23/2026 (j)	200,000	199,026
Augusta SpinCo Corp 4.398% 3/23/2029	420,000	417,715
Avantor Funding Inc 3.875% 11/1/2029 (j)	68,000	64,582
Avantor Funding Inc 4.625% 7/15/2028 (j)	84,000	83,043
Medline Borrower LP 3.875% 4/1/2029 (j)	53,000	51,579
Medline Borrower LP 5.25% 10/1/2029 (j)	79,000	78,865
Medline Borrower LP/Medline Co-Issuer Inc 5% 6/15/2031 (j)	943,000	942,012
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (j)	52,000	53,369
		1,890,191
Health Care Providers & Services - 1.5%
Acadia Healthcare Co Inc 5% 4/15/2029 (j)	60,000	58,710
Accendra Health Inc 6.625% 4/1/2030 (j)	28,000	16,896
Centene Corp 2.45% 7/15/2028	170,000	161,160
Centene Corp 3.375% 2/15/2030	177,000	164,480
Centene Corp 4.625% 12/15/2029	121,000	117,849
CHS/Community Health Systems Inc 5.25% 5/15/2030 (j)	31,000	29,213
CHS/Community Health Systems Inc 9.75% 1/15/2034 (j)	28,000	29,370
Cigna Group/The 3.4% 3/1/2027	340,000	337,598
CVS Health Corp 4.3% 3/25/2028	1,540,000	1,535,162
CVS Health Corp 7% 3/10/2055 (c)	47,000	48,970
HCA Inc 3.125% 3/15/2027	1,450,000	1,437,986
HCA Inc 5% 3/1/2028	225,000	226,893
Humana Inc 5.75% 12/1/2028	500,000	513,071
Humana Inc 6.625% 9/15/2056 (c)	203,000	201,214
Icon Investments Six DAC 5.809% 5/8/2027	443,000	446,571
Molina Healthcare Inc 6.25% 1/15/2033 (j)	99,000	98,991
Molina Healthcare Inc 6.5% 2/15/2031 (j)	135,000	136,896
National Mentor Holdings Inc 10.5% 12/15/2030 (j)	51,000	53,687
Surgery Center Holdings Inc 7.25% 4/15/2032 (j)	30,000	30,070
Tenet Healthcare Corp 5.125% 11/1/2027	319,000	319,285
US Acute Care Solutions LLC 9.75% 5/15/2029 (j)	96,000	91,969
		6,056,041
Health Care Technology - 0.1%
IQVIA Inc 5% 5/15/2027 (j)	192,000	191,908
IQVIA Inc 6.25% 6/1/2032 (j)	39,000	39,842
IQVIA Inc 6.5% 5/15/2030 (j)	82,000	84,111
		315,861
Pharmaceuticals - 0.2%
1261229 BC Ltd 10% 4/15/2032 (j)	35,000	35,834
Jazz Securities DAC 4.375% 1/15/2029 (j)	85,000	83,438
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (j)	66,000	65,195
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (j)	34,000	33,701
Viatris Inc 2.3% 6/22/2027	540,000	526,909
		745,077
TOTAL HEALTH CARE		9,877,679
Industrials - 3.2%
Aerospace & Defense - 0.9%
Boeing Co 3.2% 3/1/2029	560,000	540,546
Boeing Co 5.04% 5/1/2027	440,000	442,376
Boeing Co 5.15% 5/1/2030	1,060,000	1,076,842
Boeing Co 6.259% 5/1/2027	29,000	29,464
BWX Technologies Inc 4.125% 4/15/2029 (j)	122,000	118,176
L3Harris Technologies Inc 5.4% 1/15/2027	650,000	655,291
RTX Corp 5.75% 1/15/2029	85,000	87,848
TransDigm Inc 6.125% 7/31/2034 (j)	75,000	74,690
TransDigm Inc 6.25% 1/31/2034 (j)	10,000	10,235
TransDigm Inc 6.375% 3/1/2029 (j)	468,000	477,189
TransDigm Inc 6.75% 1/31/2034 (j)	55,000	56,367
		3,569,024
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (j)	62,000	63,889
Building Products - 0.0%
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (j)	107,000	65,215
JH North America Holdings Inc 5.875% 1/31/2031 (j)	82,000	81,969
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (j)	30,000	28,028
Standard Building Solutions Inc 6.5% 8/15/2032 (j)	35,000	35,523
		210,735
Commercial Services & Supplies - 0.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (j)	62,000	63,389
Artera Services LLC 8.5% 2/15/2031 (j)	187,000	170,770
Brand Industrial Services Inc 10.375% 8/1/2030 (j)	80,000	70,705
CoreCivic Inc 8.25% 4/15/2029	61,000	63,590
GEO Group Inc/The 10.25% 4/15/2031	111,000	120,287
GEO Group Inc/The 8.625% 4/15/2029	55,000	57,351
GFL Environmental Inc 4% 8/1/2028 (j)	226,000	221,009
GFL Environmental Inc 6.75% 1/15/2031 (j)	10,000	10,325
Madison IAQ LLC 4.125% 6/30/2028 (j)	140,000	138,252
Neptune Bidco US Inc 10.375% 5/15/2031 (j)	76,000	79,395
Neptune Bidco US Inc 9.29% 4/15/2029 (j)	157,000	160,502
Neptune Bidco US Inc 9.5% 2/15/2033 (j)	20,000	20,459
Waste Pro USA Inc 7% 2/1/2033 (j)	25,000	25,556
Williams Scotsman Inc 6.625% 4/15/2030 (j)	89,000	91,548
		1,293,138
Construction & Engineering - 0.0%
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (j)	107,000	107,282
Electrical Equipment - 0.6%
Trans-Allegheny Interstate Line Co 5.2% 1/15/2031 (j)	2,191,000	2,212,321
WESCO Distribution Inc 5.25% 4/15/2031 (j)	50,000	49,526
WESCO Distribution Inc 6.375% 3/15/2033 (j)	37,000	38,018
		2,299,865
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (j)	25,000	25,175
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (j)	15,000	15,471
Genesee & Wyoming Inc 6.25% 4/15/2032 (j)	57,000	57,859
Uber Technologies Inc 4.15% 1/15/2031	132,000	129,106
XPO Inc 6.25% 6/1/2028 (j)	101,000	102,264
		329,875
Machinery - 0.2%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(j)	26,351	29,140
Esab Corp 5.625% 4/1/2031 (j)	22,000	22,109
Esab Corp 6.25% 4/15/2029 (j)	65,000	66,174
Ingersoll Rand Inc 5.176% 6/15/2029	300,000	306,042
Ingersoll Rand Inc 5.197% 6/15/2027	300,000	302,434
		725,899
Passenger Airlines - 0.1%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	137,452	134,449
American Airlines Inc 7.25% 2/15/2028 (j)	36,000	36,520
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	80,791	78,750
United Airlines Holdings Inc 5.375% 3/1/2031	144,000	142,418
		392,137
Professional Services - 0.7%
Amentum Holdings Inc 7.25% 8/1/2032 (j)	78,000	80,740
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (j)	45,000	42,100
Leidos Inc 4.1% 3/15/2029	256,000	252,724
Paychex Inc 5.1% 4/15/2030	2,018,000	2,041,135
TriNet Group Inc 7.125% 8/15/2031 (j)	118,000	118,742
Verisk Analytics Inc 4.45% 3/15/2031	164,000	161,304
		2,696,745
Trading Companies & Distributors - 0.3%
FTAI Aviation Investors LLC 7% 6/15/2032 (j)	48,000	49,591
FTAI Aviation Investors LLC 7.875% 12/1/2030 (j)	60,000	62,940
Herc Holdings Inc 5.75% 3/15/2031 (j)	20,000	19,998
Herc Holdings Inc 7% 6/15/2030 (j)	85,000	88,321
QXO Building Products Inc 6.75% 4/30/2032 (j)	44,000	44,834
Sumisho Air Lease Corp 2.2% 1/15/2027	270,000	266,310
Sumisho Air Lease Corp 4.4% 3/24/2028 (j)	125,000	124,374
Sumisho Air Lease Corp 4.5% 3/24/2029 (j)	244,000	242,516
Sumisho Air Lease Corp 4.85% 3/24/2031 (j)	298,000	295,274
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (j)	15,000	15,715
United Rentals North America Inc 3.875% 11/15/2027	72,000	71,294
		1,281,167
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (j)	30,000	31,045
TOTAL INDUSTRIALS		13,000,801
Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp 5.05% 4/5/2029	82,000	83,453
Coherent Corp 5% 12/15/2029 (j)	105,000	103,929
Dell International LLC / EMC Corp 5% 4/1/2030	1,935,000	1,960,117
Dell International LLC / EMC Corp 5.25% 2/1/2028	486,000	492,618
		2,640,117
IT Services - 0.2%
Ahead DB Holdings LLC 6.625% 5/1/2028 (j)	185,000	185,313
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (j)	160,000	159,816
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (j)	82,000	81,778
CoreWeave Inc 9% 2/1/2031 (j)	171,000	173,381
CoreWeave Inc 9.25% 6/1/2030 (j)	164,000	167,317
CoreWeave Inc 9.75% 10/1/2031 (j)	76,000	78,392
Sabre GLBL Inc 11.125% 7/15/2030 (j)	26,000	23,172
		869,169
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 4.15% 11/15/2030	310,000	304,449
Broadcom Inc 4.6% 7/15/2030	500,000	500,353
Broadcom Inc 5.05% 7/12/2027	197,000	198,963
Broadcom Inc 5.05% 7/12/2029	246,000	250,291
Entegris Inc 4.75% 4/15/2029 (j)	206,000	204,647
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (c)	35,000	31,369
		1,490,072
Software - 0.8%
Cloud Software Group Inc 6.5% 3/31/2029 (j)	101,000	100,228
Cloud Software Group Inc 9% 9/30/2029 (j)	300,000	296,436
Elastic NV 4.125% 7/15/2029 (j)	97,000	92,880
Ellucian Holdings Inc 6.5% 12/1/2029 (j)	163,000	160,836
Oracle Corp 2.95% 4/1/2030	80,000	73,851
Oracle Corp 4.45% 9/26/2030	517,000	501,263
Oracle Corp 4.5% 5/6/2028	370,000	369,198
Oracle Corp 4.8% 9/26/2032	25,000	24,023
Oracle Corp 4.95% 2/4/2031	940,000	924,345
SS&C Technologies Inc 5.5% 9/30/2027 (j)	220,000	220,017
UKG Inc 6.875% 2/1/2031 (j)	222,000	218,164
VMware LLC 1.4% 8/15/2026	325,000	323,142
		3,304,383
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	159,000	158,887
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (j)	100,000	101,906
		260,793
TOTAL INFORMATION TECHNOLOGY		8,564,534
Materials - 1.4%
Chemicals - 0.9%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (j)	108,000	112,446
Celanese US Holdings LLC 6.5% 4/15/2030	50,000	51,275
Celanese US Holdings LLC 7% 2/15/2031	100,000	103,643
Chemours Co/The 4.625% 11/15/2029 (j)	34,000	32,630
Chemours Co/The 5.75% 11/15/2028 (j)	138,000	137,753
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (j)	797,000	798,307
LSB Industries Inc 6.25% 10/15/2028 (j)	59,000	59,055
Mativ Holdings Inc 8% 10/1/2029 (j)	64,000	63,747
Methanex US Operations Inc 6.25% 3/15/2032 (j)	27,000	27,803
Mosaic Co/The 5.375% 11/15/2028	1,700,000	1,727,451
Olin Corp 6.625% 4/1/2033 (j)	15,000	14,890
Olympus Water US Holding Corp 7.25% 2/15/2033 (j)	46,000	45,478
Olympus Water US Holding Corp 7.25% 6/15/2031 (j)	53,000	53,808
Scih Salt Hldgs Inc 4.875% 5/1/2028 (j)	39,000	38,555
Scih Salt Hldgs Inc 6.625% 5/1/2029 (j)	95,000	94,010
WR Grace Holdings LLC 5.625% 8/15/2029 (j)	30,000	28,732
WR Grace Holdings LLC 6.625% 8/15/2032 (j)	70,000	69,460
WR Grace Holdings LLC 7% 8/1/2033 (j)	25,000	24,799
WR Grace Holdings LLC 7.375% 3/1/2031 (j)	68,000	68,404
		3,552,246
Construction Materials - 0.4%
Amrize Finance US LLC 4.6% 4/7/2027	176,000	176,513
Amrize Finance US LLC 4.7% 4/7/2028	328,000	328,880
CRH America Finance Inc 4.4% 2/9/2031	680,000	671,167
Quikrete Holdings Inc 6.375% 3/1/2032 (j)	117,000	119,137
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (j)	110,000	115,957
VM Consolidated Inc 5.5% 4/15/2029 (j)	111,000	95,670
		1,507,324
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (j)	33,000	31,692
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (j)	45,000	42,683
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (j)	110,000	110,848
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (j)	47,000	45,176
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (j)	149,000	143,166
Graphic Packaging International LLC 6.375% 7/15/2032 (j)	60,000	60,502
		434,067
Metals & Mining - 0.0%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (j)	17,000	17,743
Alumina Pty Ltd 6.375% 9/15/2032 (j)	123,000	126,202
Cleveland-Cliffs Inc 7.5% 9/15/2031 (j)	46,000	47,491
Coeur Mining Inc 6.875% 4/1/2032 (j)	29,000	30,039
		221,475
TOTAL MATERIALS		5,715,112
Real Estate - 1.7%
Diversified REITs - 0.7%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (j)	100,000	98,785
VICI Properties LP 4.75% 4/1/2028	2,133,000	2,132,913
Vornado Realty LP 2.15% 6/1/2026	80,000	80,000
		2,311,698
Health Care REITs - 0.1%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	75,000	73,210
Ventas Realty LP 3% 1/15/2030	426,000	401,934
		475,144
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (j)	90,000	87,905
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (j)	34,000	34,811
RHP Hotel Properties LP / RHP Finance Corp 7.25% 7/15/2028 (j)	47,000	48,030
		170,746
Office REITs - 0.2%
COPT Defense Properties LP 4.5% 10/15/2030	743,000	729,921
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (j)	53,000	57,094
Kennedy-Wilson Inc 7% 6/1/2031 (j)	90,000	92,101
		149,195
Retail REITs - 0.3%
Brixmor Operating Partnership LP 2.25% 4/1/2028	177,000	169,998
Realty Income Corp 2.1% 3/15/2028	359,000	344,971
Realty Income Corp 2.2% 6/15/2028	24,000	23,008
Simon Property Group LP 4.375% 10/1/2030	730,000	724,081
		1,262,058
Specialized REITs - 0.4%
American Tower Corp 4.9% 3/15/2030	1,370,000	1,382,500
Iron Mountain Inc 4.875% 9/15/2027 (j)	60,000	59,785
Millrose Properties Inc 6.375% 8/1/2030 (j)	114,000	115,570
SBA Communications Corp 3.875% 2/15/2027	214,000	212,273
		1,770,128
TOTAL REAL ESTATE		6,868,890
Utilities - 5.3%
Electric Utilities - 2.8%
American Electric Power Co Inc 5.8% 3/15/2056 (c)	90,000	89,722
Duke Energy Corp 4.3% 3/15/2028	675,000	674,089
Duke Energy Florida LLC 4.2% 12/1/2030	323,000	318,682
Edison International 7.875% 6/15/2054 (c)	33,000	33,760
Emera US Finance LLC 4.5% 4/1/2029	772,000	768,767
Eversource Energy 5.45% 3/1/2028	360,000	365,132
Eversource Energy 6.1% 8/15/2056 (c)	75,000	74,538
Exelon Corp 2.75% 3/15/2027	1,204,000	1,189,795
Georgia Power Co 4.65% 5/16/2028	264,000	265,527
Jersey Central Power & Light Co 4.4% 1/15/2031 (j)	284,000	279,864
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	297,000	298,289
NRG Energy Inc 5.75% 7/15/2029 (j)	192,000	192,176
Pacific Gas and Electric Co 2.1% 8/1/2027	1,550,000	1,506,882
PG&E Corp 5% 7/1/2028	43,000	42,789
PG&E Corp 6.85% 9/15/2056 (c)	56,000	55,801
PG&E Corp 7.375% 3/15/2055 (c)	183,000	186,365
Pinnacle West Capital Corp 4.9% 5/15/2028	176,000	177,145
Pinnacle West Capital Corp 5.15% 5/15/2030	2,082,000	2,112,242
Sierra Pacific Power Co 6.2% 12/15/2055 (c)	75,000	74,193
Sierra Pacific Power Co 6.375% 9/15/2056 (c)	105,000	104,857
Southern Co/The 5.5% 3/15/2029	1,086,000	1,113,935
Vistra Operations Co LLC 4.7% 1/31/2031 (j)	120,000	117,908
Vistra Operations Co LLC 5% 4/30/2031 (j)	138,000	137,314
Vistra Operations Co LLC 5% 7/31/2027 (j)	419,000	418,738
Vistra Operations Co LLC 5.05% 12/30/2026 (j)	114,000	114,333
Vistra Operations Co LLC 7.75% 10/15/2031 (j)	96,000	100,631
Xcel Energy Inc 5.75% 12/3/2056 (c)	95,000	94,125
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (j)	44,000	45,828
		10,953,427
Gas Utilities - 0.3%
CenterPoint Energy Resources Corp 5.25% 3/1/2028	1,320,000	1,341,315
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The 5.45% 6/1/2028	1,410,000	1,424,733
Alpha Generation LLC 6.25% 1/15/2034 (j)	17,000	16,853
Alpha Generation LLC 6.75% 10/15/2032 (j)	75,000	76,743
Southern Power Co 4.25% 10/1/2030	1,346,000	1,327,830
Sunnova Energy Corp 5.875% (f)(g)(j)	35,000	87
		2,846,246
Multi-Utilities - 1.5%
Dominion Energy Inc 3.375% 4/1/2030	120,000	114,833
Dominion Energy Inc 5% 6/15/2030	1,350,000	1,367,419
DTE Energy Co 4.875% 6/1/2028	450,000	453,538
DTE Energy Co 4.95% 7/1/2027	105,000	105,708
DTE Energy Co 5.2% 4/1/2030	1,609,000	1,636,341
NiSource Inc 2.95% 9/1/2029	477,000	453,587
NiSource Inc 4.75% 5/18/2031	101,000	100,946
NiSource Inc 5.25% 3/30/2028	440,000	446,066
Public Service Enterprise Group Inc 4.9% 3/15/2030	1,141,000	1,152,378
Sempra 3.4% 2/1/2028	196,000	192,391
Sempra 6.375% 4/1/2056 (c)	75,000	75,865
		6,099,072
TOTAL UTILITIES		21,240,060
TOTAL UNITED STATES		212,129,184
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 8% 3/1/2033 (j)	27,000	28,191
First Quantum Minerals Ltd 8.625% 6/1/2031 (j)	74,000	77,016

TOTAL ZAMBIA		105,207
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $297,010,912)		297,091,409

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 11.5% (i)	485	48,000
Strategy Inc Series A, 10%	560	55,496

TOTAL UNITED STATES		103,496
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $102,475)		103,496

Preferred Securities - 0.5%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 6.875% (c)(j)(l)	110,000	112,767
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.625% (c)(l)	23,000	24,596
HSBC Holdings PLC 6.75% (c)(l)	128,000	131,150

TOTAL UNITED KINGDOM		155,746
UNITED STATES - 0.5%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP Series G, 7.125% (c)(l)	101,000	104,600
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0227% (c)(d)(l)	110,000	110,582
Sunoco LP 7.875% (c)(j)(l)	141,000	149,522
TOTAL ENERGY		364,704
Financials - 0.4%
Banks - 0.4%
Bank of America Corp 6.25% (c)(l)	100,000	102,107
Citigroup Inc 6.5% (c)(l)	90,000	91,210
Citigroup Inc 6.625% (c)(l)	89,000	90,623
Citigroup Inc 6.875% (c)(l)	119,000	121,755
Citigroup Inc 6.95% (c)(l)	75,000	76,571
Citigroup Inc 7.125% (c)(l)	35,000	35,854
JPMorgan Chase & Co 6.1% (c)(l)	125,000	126,514
JPMorgan Chase & Co 6.5% (c)(l)	85,000	88,039
Truist Financial Corp 6.25% (c)(l)	45,000	45,104
Wells Fargo & Co 6.125% (c)(l)	155,000	158,183
Wells Fargo & Co 7.625% (c)(l)	74,000	79,073
		1,015,033
Capital Markets - 0.0%
Bank of New York Mellon Corp/The 5.625% (c)(l)	53,000	53,444
Goldman Sachs Group Inc/The 6.85% (c)(l)	115,000	120,348
		173,792
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (c)(l)	112,000	109,219
Ally Financial Inc 5 year U.S. Treasury Index + 0%, 7.1% (c)(d)(l)	80,000	81,018
		190,237
TOTAL FINANCIALS		1,379,062
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Sumisho Air Lease Corp 4.125% (c)(l)	128,000	127,181
TOTAL UNITED STATES		1,870,947
TOTAL PREFERRED SECURITIES (Cost $2,094,864)		2,139,460

U.S. Government Agency - Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	13,152	13,044
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	6,810	6,754
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	17,773	17,626
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	121,533	118,786
TOTAL UNITED STATES		156,210
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $169,044)		156,210

U.S. Treasury Obligations - 9.5%
	Yield (%) (n)	Principal Amount (a)	Value ($)
US Treasury Notes 3.375% 9/15/2028	3.97 to 4.15	1,595,000	1,572,321
US Treasury Notes 3.625% 8/31/2029 (o)	3.70 to 4.07	28,517,000	28,127,119
US Treasury Notes 4.125% 5/31/2031	4.14	8,432,700	8,427,430
TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,288,480)			38,126,870

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p) (Cost $1,430,040)	3.67	1,429,754	1,430,040

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $399,223,105)	398,961,855
NET OTHER ASSETS (LIABILITIES) - 0.6%	2,396,288
NET ASSETS - 100.0%	401,358,143

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 2Y US Treasury Notes Contracts (United States)	42	9/2026	8,678,250	5,208
CBOT 5Y US Treasury Notes Contracts (United States)	475	9/2026	50,954,883	194,700
TOTAL LONG				199,908

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(f)	Non-income producing - Security is in default.
(g)	Level 3 security.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $32,242 and $32,901, respectively.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $145,244,434 or 36.2% of net assets.

(k)	Zero coupon bond which is issued at a discount.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $14,810 or 0.0% of net assets.

(n)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(o)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $649,990.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,171,670	63,018,536	64,760,239	81,030	73	-	1,430,040	1,429,754	0.0%
Total	3,171,670	63,018,536	64,760,239	81,030	73	-	1,430,040

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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